Fair Value Measurements	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2018:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$485	$—	$1	$486
Obligations of states and political subdivisions	53	4,235	5	4,293
Corporate securities	—	40,345	888	41,233
Residential mortgage-backed securities	1,505	1,318	—	2,823
Commercial mortgage-backed securities	—	1,721	—	1,721
Asset-backed securities	—	2,646	135	2,781

Total fixed maturity securities, available-for-sale, at fair value	$2,043	$50,265	$1,029	$53,337
Other investments at fair value[1]	878	1,195	5	2,078

Investments at fair value	$2,921	$51,460	$1,034	$55,415

Derivative instruments - assets	—	129	438	567
Separate account assets[2]	94,259	1,328	80	95,667

Assets at fair value	$97,180	$52,917	$1,552	$151,649

Liabilities
Future policy benefits and claims[3]	$—	$—	$627	$627
Derivative instruments - liabilities	—	46	14	60

Liabilities at fair value	$—	$46	$641	$687

[1]	Includes short-term investments, equity securities and trading securities of $1.9 billion, $121 million and $67 million, respectively.
[2]	Excludes $1.4 billion of separate account assets that use net asset value (“NAV”) as a practical expedient to estimate fair value.
[3]	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2018:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2017	$1,062	$14	$1,070	$61	$2,207	$996
Net (losses) gains
In operations[1]	(1)	—	(489)	19	(471)	(355)
In other comprehensive income	(34)	—	—	—	(34)	—
Purchases	84	3	376	—	463	—
Sales	(168)	—	(519)	—	(687)	—
Transfers into Level 3	118	—	—	—	118	—
Transfers out of Level 3	(32)	(12)	—	—	(44)	—

Balance as of December 31, 2018	$1,029	$5	$438	$80	$1,552	$641

[1]

Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was ($357) million for future policy benefits and claims, ($302) million for derivative assets, and $2 million for derivative liabilities.

[2]	Non-binding broker quotes were utilized to determine a fair value of $801 million of the total fixed maturity securities as of December 31, 2018.
[3]	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2018 are primarily due to the change in observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2018.

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities, included in future policy benefits and claims and classified as Level 3 as of December 31, 2018:

Unobservable Inputs	Range
Mortality	0.1% - 10%[3]
Lapse	0% - 35%[4]
Wait period	0 yrs - 30 yrs[5]
Efficiency of benefit utilization[1]	60% - 100%[6]
Discount rate[2]	See note 2 below
Index volatility	15% - 25%

[1]	The unobservable input is not applicable to GMABs.
[2]

Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR, determined by market observables for similarly rated public bonds.

[3]	Represents the mortality for the majority of business with living benefits, with policyholder issue ages ranging from 45 to 85.
[4]	Certain scenarios could drive dynamic lapses outside of the specified range. The range shown represents lapses for the vast majority of scenarios.
[5]	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
[6]

A portion of the contractholders could withdraw more than the benefit guarantee allows. For these policies, the excess withdrawals are assumed to be temporary before reverting back to 100% utilization.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified),interest rate levels, short-term equity market performance, partial withdrawal behavior and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder, policy size and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years, so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life and indexed annuity products classified as Level 3 as of December 31, 2018:

Unobservable Inputs	Range
Mortality	0% - 5%¹
Lapse	0% - 10%
Index volatility	15% - 25%[2]

[1]	Represents the mortality for the majority of business, with policyholder issue ages ranging from 0 to 80.
[2]	Certain managed volatility indices utilize a 5% index volatility.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2017:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$395	$—	$1	$396
Obligations of states, political subdivisions and foreign governments	60	3,780	5	3,845
Corporate securities	—	38,529	912	39,441
Residential mortgage-backed securities	1,190	1,682	—	2,872
Commercial mortgage-backed securities	—	1,161	—	1,161
Asset-backed securities	—	2,342	144	2,486

Total fixed maturity securities, available-for-sale, at fair value	$1,645	$47,494	$1,062	$50,201
Other investments at fair value[1]	401	1,157	14	1,572

Investments at fair value	$2,046	$48,651	$1,076	$51,773

Derivative instruments - assets	—	85	1,070	1,155
Separate account assets[2]	103,532	1,365	61	104,958

Assets at fair value	$105,578	$50,101	$2,207	$157,886

Liabilities
Future policy benefits and claims[3]	$—	$—	$984	$984
Derivative instruments - liabilities	—	166	12	178

Liabilities at fair value	$—	$166	$996	$1,162

[1]	Primarily includes short-term investments, equity securities and trading securities of $1.4 billion, $79 million and $74 million, respectively.
[2]	Excludes $649 million of separate account assets that use NAV as a practical expedient to estimate fair value.
[3]	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2017:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2016	$1,421	$1	$633	$65	$2,120	$348
Net gains (losses)
In operations[1]	4	(1)	307	(4)	306	(648)
In other comprehensive income	63	—	—	—	63	—
Purchases	74	17	239	—	330	—
Sales	(176)	(3)	(109)	—	(288)	—
Transfers into Level 3	91	—	—	—	91	—
Transfers out of Level 3	(415)	—	—	—	(415)	—

Balance as of December 31, 2017	$1,062	$14	$1,070	$61	$2,207	$996

[1]

Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized losses on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(638) million for future policy benefits and claims, $264 million for derivative assets, and $(10) million for derivative liabilities and $(1) million for other investments at fair value.

[2]	Non-binding broker quotes were utilized to determine a fair value of $721 million of total fixed maturity securities as of December 31, 2017.
[3]	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2017 are primarily due to the change in the observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2017.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2018				December 31, 2017
	Carrying	Fair			Carrying	Fair
(in millions)	value	value	Level 2	Level 3	value	value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$12,379	$12,167	$—	$12,167	$10,929	$10,876	$—	$10,876
Policy loans	$1,015	$1,015	$—	$1,015	$1,030	$1,030	$—	$1,030
Other investments	$84	$84	$—	$84	$78	$78	$—	$78

Liabilities
Investment contracts	$42,094	$40,113	$—	$40,113	$36,746	$34,711	$—	$34,711
Short-term debt	$407	$407	$—	$407	$—	$—	$—	$—
Long-term debt	$771	$999	$927	$71	$793	$1,070	$977	$93

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Other investments. Other investments not held at fair value consists of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value due to ownership restrictions and lack of market.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value due to the short-term nature of this debt instrument.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.